Concentration Of Risk (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Number of days prior written notice to cancel agreements	90 days
VITAS made purchases from OCR	$ 35,600,000	$ 39,000,000	$ 40,900,000
Percentage of concentration risk services represent from vendor	90.00%	90.00%	90.00%
Accounts payable	46,849,000	41,758,000
Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts payable	$ 3,600,000